Share-based payment - Changes in stock option plans (Details)	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares
Number of outstanding shares
Balance, beginning of year	716,173
Exercised	(430,926)
Balance, end of year	285,247
Strike price (in Reais)
Beginning of year | R$ / shares	R$ 19.16
End of year | R$ / shares	R$ 19.30